Condensed Financial Statements of the Company - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	¥ (15,375,457)	$ (2,106,429)	¥ (8,264,485)	¥ (12,667,168)
Share based compensation	(19,143,702)	(2,622,676)	(83,863,299)	(38,993,201)
Loss from operations	(34,519,159)	(4,729,105)	(92,127,784)	(51,660,369)
Interest expenses	2,667,639	365,465	(1,268,152)	(27,826,197)
Impairment loss for other equity investments accounted for using measurement alternative	(5,645,887)	(773,483)	(8,288,296)	(22,705,285)
Other expenses, net			(10,440,057)
Changes in fair value of financial instruments	4,803,913	658,133	17,101,260	(1,875,889)
Share of loss of subsidiaries and consolidated VIEs	(137,502,960)	(18,837,828)	(71,318,704)	(18,180,868)
Loss before income tax expenses	(170,196,454)	(23,316,818)	(166,341,733)	(122,248,608)
Net loss	(170,196,454)	(23,316,818)	(166,341,733)	(122,248,608)
Accretion of redeemable convertible preferred shares to redemption value			(110,112,796)	(109,089,609)
Net loss attributable to ordinary shareholders	¥ (170,196,454)	$ (23,316,818)	¥ (276,454,529)	¥ (231,338,217)